Business combinations - Acquisition Related Costs (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Business Agility Consulting BAC
Disclosure of detailed information about business combination [line items]
Acquisition related costs		£ 379
Legal and professional fees | GalaxE
Disclosure of detailed information about business combination [line items]
Acquisition related costs	£ 1,678
Legal and professional fees | EQ Tek
Disclosure of detailed information about business combination [line items]
Acquisition related costs	49
Legal and professional fees | TLM
Disclosure of detailed information about business combination [line items]
Acquisition related costs	769
Legal and professional fees | DEK Corporation Pty Ltd
Disclosure of detailed information about business combination [line items]
Acquisition related costs	895
Legal and professional fees | Mudbath & Co Pty Ltd
Disclosure of detailed information about business combination [line items]
Acquisition related costs	277
Legal and professional fees | Lexicon
Disclosure of detailed information about business combination [line items]
Acquisition related costs	£ 770
Legal and professional fees | Business Agility Consulting BAC
Disclosure of detailed information about business combination [line items]
Acquisition related costs		292
Stamp duty | Business Agility Consulting BAC
Disclosure of detailed information about business combination [line items]
Acquisition related costs		£ 87